COMMITMENTS AND CONTINGENCIES Schedule of minimum future payments under operating leases for our continuing operations (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Minimum future payments under operating leases
2017	$ 4,209
2018	4,030
2019	3,676
2020	3,474
2021	3,388
Subsequent years	4,591
Total	$ 23,368